PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.5%
Asset-Backed Securities 42.5%
Automobiles 6.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2023-05A, Class C, 144A	6.850%	04/20/28		1,000	$988,475
JPMorgan Chase Bank, NA, Series 2020-01, Class F, 144A	6.684	01/25/28		800	798,650
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28		800	711,948
Series 2022-01A, Class D, 144A	5.900	12/16/30		1,100	1,055,165
Series 2023-01A, Class D, 144A	7.070	02/14/33		1,000	999,579
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		408	400,509
Series 2022-C, Class E, 144A	11.366	12/15/32		225	226,705
Series 2023-A, Class E, 144A	10.068	06/15/33		300	299,125

Santander Bank, NA, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	555,615
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		750	683,554
					6,719,325
Collateralized Loan Obligations 33.2%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.430(c)	07/15/34		500	489,250
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class B, 144A, 3 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	8.386(c)	07/15/30		500	500,242
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.527(c)	04/15/35	EUR	750	774,459
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360(c)	10/17/32		750	737,924
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.867(c)	04/20/35		825	824,573
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.332(c)	07/18/30		469	463,545
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.443(c)	01/25/35		500	487,493

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	7.410%(c)	05/17/31		500	$490,000

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2018-16A, Class A1R, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	6.290(c)	01/17/32		1,750	1,727,250
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	4.727(c)	01/15/33	EUR	1,500	1,566,731
Carlyle Euro CLO DAC (Ireland), Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.927(c)	10/15/35	EUR	500	519,954
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.073(c)	11/15/31	EUR	1,100	1,178,683
CarVal CLO Ltd. (Jersey), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.883(c)	01/20/35		1,000	1,000,743
Crosthwaite Park CLO DAC (Ireland), Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.126(c)	03/15/34	EUR	1,500	1,534,155
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-01A, Class A13R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.510(c)	01/15/34		800	787,079
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.478(c)	10/15/29		294	291,425
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	7.021(c)	02/15/29		128	127,815
Greywolf CLO Ltd. (Cayman Islands), Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)	6.621(c)	04/15/33		750	735,331
Hayfin Emerald CLO DAC (Ireland), Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.157(c)	05/27/34	EUR	750	779,295
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390(c)	04/20/34		1,750	1,720,555

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A2, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	7.060%(c)	01/16/33		2,000	$1,941,454
Jubilee CLO DAC (Ireland), Series 2016-17X, Class B1RR, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.457(c)	04/15/31	EUR	500	520,003
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.276(c)	10/15/32		1,500	1,482,393
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.380(c)	07/17/34		750	738,866

Marble Point CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	6.500(c)	10/17/34		500	488,080
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	7.061(c)	04/21/31		250	240,656
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	6.300(c)	07/15/29		448	442,186
Series 2019-10A, Class BR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	7.173(c)	10/23/34		480	457,224

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	7.040(c)	07/15/31		750	714,810
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.727(c)	09/01/31		750	742,438
Oaktree CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.420(c)	07/15/34		1,100	1,077,443
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.355(c)	01/20/35		1,000	999,905
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.105(c)	01/20/35		1,000	999,820

Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	6.419(c)	02/20/30		1,722	1,704,334
Rockford Tower Europe CLO DAC (Ireland), Series 2019-01A, Class B2, 144A	2.200	01/20/33	EUR	900	838,077

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.338%(c)	01/26/31		750	$739,111
St. Pauls CLO (Ireland), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	668,435
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.898(c)	10/20/32		1,000	979,921
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390(c)	01/20/31		963	956,579
Trimaran Cavu Ltd., Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	7.450(c)	07/20/32		500	494,047
Trinitas CLO Ltd. (Cayman Islands), Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.508(c)	07/20/35		1,000	987,712
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	6.520(c)	01/15/32		1,750	1,727,696
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A2R2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	6.760(c)	10/15/34		500	482,120
					37,159,812
Consumer Loans 1.1%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31		500	385,680
OneMain Financial Issuance Trust, Series 2022-02A, Class D, 144A	6.550	10/14/34		880	842,202
					1,227,882
Credit Cards 0.4%
Master Credit Card Trust II (Canada), Series 2022-01A, Class C, 144A	2.270	07/21/26		500	464,554
Other 1.2%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.958(c)	10/16/23		400	337,894

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other (cont’d.)
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.350% (Cap N/A, Floor 0.000%)	8.500%(c)	04/25/25		710	$703,345
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	7.950(c)	06/25/24		300	288,207
					1,329,446
Residential Mortgage-Backed Securities 0.5%
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.422(c)	11/25/60	EUR	305	317,786
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	6.328(c)	03/15/26	EUR	241	225,863
					543,650
Student Loan 0.1%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		615	103,530

Total Asset-Backed Securities (cost $47,939,853)					47,548,199
Commercial Mortgage-Backed Securities 22.4%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A (original cost $483,088; purchased 08/26/20 - 04/07/22)(f)	3.203(cc)	05/15/35		520	337,740
Series 2018-20TS, Class G, 144A (original cost $184,522; purchased 06/28/19 - 08/26/20)(f)	3.203(cc)	05/15/35		200	121,900
Series 2018-20TS, Class H, 144A (original cost $94,181; purchased 06/28/19)(f)	3.203(cc)	05/15/35		100	58,950
BANK,
Series 2021-BN38, Class A1	1.274	12/15/64		731	668,191
Series 2023-5YR2, Class XA	0.775	06/15/28		50,000	1,180,850
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36		100	83,444
Series 2016-ETC, Class C, 144A	3.391	08/14/36		100	80,636

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-ETC, Class E, 144A	3.729%(cc)	08/14/36		250	$175,421
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		690	475,320
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.561(c)	10/15/36		213	208,475
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	7.911(c)	10/15/36		765	738,994
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	8.187(c)	01/17/39		1,450	1,380,117

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A3	3.839	12/10/54		1,000	940,253
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class A4	3.471	10/12/50		400	367,254
Series 2019-SMRT, Class E, 144A	4.903(cc)	01/10/36		726	721,972

CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class C, 144A	2.871(cc)	11/10/31		1,000	887,875
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	7.343(c)	05/15/36		1,646	1,611,034
Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 144A	3.304	09/15/37		2,679	2,250,451
CSAIL Commercial Mortgage Trust, Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	116,802
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.000%)	7.443(c)	05/15/35		726	699,473
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		500	313,503
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)	6.661(c)	08/07/30	GBP	147	182,388
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.261(c)	08/07/30	GBP	69	81,809

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35		350	264,207
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.766(cc)	11/25/25		2,137	24,921
Series K058, Class X1, IO	1.040(cc)	08/25/26		3,509	82,131

FREMF Mortgage Trust, Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		92,737	195,157

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)	8.743%(c)	10/15/36		1,950	$1,734,320
Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	9.743(c)	10/15/36		140	124,248

JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.516(cc)	12/15/48		1,620	13,209
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		600	240,000
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	8.583(c)	06/15/38		790	647,852

Last Mile Logistics Pan Euro Finance DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.258(c)	08/17/33	EUR	98	99,422
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.862(c)	04/15/38		300	291,117
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		250	106,343
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, IO, 144A	0.411(cc)	03/15/48		10,000	48,737
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		525	444,103
MSWF Commercial Mortgage Trust, Series 2023-01, Class XA, IO	1.088(cc)	05/15/56		7,300	425,790
ONE Mortgage Trust,
Series 2021-PARK, Class B, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.211(c)	03/15/36		500	462,524
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.361(c)	03/15/36		1,000	912,506
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.011(c)	03/15/36		600	541,862
One New York Plaza Trust,
Series 2020-01NYP, Class AJ, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.443(c)	01/15/36		1,000	932,341
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.943(c)	01/15/36		300	230,434

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	6.143(c)	01/23/29	GBP	1,000	1,218,376

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	7.818%(c)	11/15/38		260	$247,934
Taurus DAC (United Kingdom),
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.319(c)	05/17/31	GBP	248	291,685
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.819(c)	08/17/31	GBP	234	270,122
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.563(cc)	12/15/48		6,400	64,392
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	8.693(c)	05/15/31		690	609,953
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	9.693(c)	05/15/31		1,000	848,940

Total Commercial Mortgage-Backed Securities (cost $27,198,871)					25,055,478
Corporate Bonds 0.9%
Aerospace & Defense 0.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	03/15/25		7	6,991
Banks 0.8%
Citigroup, Inc., Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)		605	520,528
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.038(c)	09/30/24		436	411,617
					932,145
Media 0.0%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $72,188; purchased 01/23/20)(f)	6.625	08/15/27(d)		75	2,231
Pipelines 0.1%
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		140	119,064

Total Corporate Bonds (cost $1,256,667)					1,060,431

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 1.5%
Commercial Services 0.4%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	9.193%(c)	08/12/28	112	$112,425
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%	7.090(c)	08/11/25	346	324,569
				436,994
Computers 0.2%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.010(c)	03/01/29	248	235,965
Electric 0.2%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 5.000%	12.500(c)	07/30/26	122	29,240
Lightstone HoldCo LLC,
Extended Term C Loan, 1 Month SOFR + 5.750%	10.852(c)	01/29/27	10	8,959
Extended Term Loan B, 1 Month SOFR + 5.750%	10.852(c)	01/29/27	175	158,413
				196,612
Entertainment 0.2%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.892(c)	02/10/27	295	253,886
Media 0.1%
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26	50	38,506
Second Lien Term loan	8.025	08/24/26	459	14,165
				52,671
Software 0.2%
Finastra USA, Inc., First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	9.231(c)	06/13/24	231	221,695
Telecommunications 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 3 Month SOFR + 4.400%	9.443(c)	02/01/29	251	249,705

Total Floating Rate and Other Loans (cost $1,984,816)				1,647,528

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 29.2%
Bellemeade Re Ltd.,
Series 2019-04A, Class M2, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	8.000%(c)	10/25/29	1,490	$1,502,775
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.017(c)	03/25/31	150	152,386
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.767(c)	01/26/32	510	492,984

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	7.067(c)	09/12/26	83	82,695
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)	9.500(c)	04/25/31	1,600	1,700,905
Series 2020-R02, Class 2B1, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	8.150(c)	01/25/40	900	864,022
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.167(c)	10/25/41	2,130	2,101,446
Series 2021-R03, Class 1B1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.817(c)	12/25/41	90	87,525
Series 2021-R03, Class 1M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	6.717(c)	12/25/41	800	774,068
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.217(c)	12/25/41	800	786,000
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.317(c)	03/25/42	75	80,531
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.317(c)	03/25/42	60	62,475
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.167(c)	06/25/43	1,600	1,607,000
Eagle Re Ltd.,
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	8.450(c)	04/25/29	2,940	2,976,084
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.767(c)	10/25/33	261	261,193

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.067%(c)	11/25/50	110	$112,200
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.467(c)	08/25/33	1,250	1,261,719
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	7.450(c)	01/25/50	900	899,996
Series 2020-DNA02, Class B1, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)	7.650(c)	02/25/50	1,000	990,000
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	10.250(c)	06/25/50	55	59,518
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	11.150(c)	08/25/50	90	100,367
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.867(c)	10/25/50	120	129,267
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.067(c)	12/25/50	750	739,263
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	10.400(c)	09/25/50	113	120,252
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.717(c)	01/25/51	870	843,900
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.117(c)	01/25/34	890	874,477
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.467(c)	10/25/41	900	896,626
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.567(c)	10/25/41	120	117,000
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.867(c)	11/25/41	1,000	963,503
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.067(c)	08/25/33	90	84,600
Series 2021-HQA04, Class M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)	6.017(c)	12/25/41	2,145	2,081,036

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.467%(c)	02/25/42		2,000	$1,976,260
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.967(c)	04/25/42		1,830	1,827,145
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	8.767(c)	09/25/42		500	515,625
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)	8.617(c)	08/25/42		600	608,250

Home Re Ltd., Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	7.450(c)	07/25/33		150	150,041
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858	09/25/59		612	604,074
Series 2021-SL02, Class A, 144A	1.875	10/25/68		582	533,907

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.967(c)	04/25/34		200	201,971
PMT Credit Risk Transfer Trust, Series 2019-02R, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 2.750%)	8.928(c)	05/25/25		997	980,151
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.000(c)	02/25/25		100	99,880
Radnor Re Ltd.,
Series 2019-01, Class B1, 144A, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)	9.600(c)	02/25/29		1,000	1,026,888
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.767(c)	11/25/31		300	298,555

Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	94	100,754

Total Residential Mortgage-Backed Securities (cost $32,128,923)					32,729,314

Total Long-Term Investments (cost $110,509,130)					108,040,950

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 5.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $5,634,417)(wj)	5,634,417	$5,634,417

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.5% (cost $116,143,547)		113,675,367
Options Written*~ (0.0)%
(premiums received $0)		(5)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.5% (cost $116,143,547)		113,675,362
Liabilities in excess of other assets(z) (1.5)%		(1,726,430)

Net Assets 100.0%		$111,948,932

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BOA—Bank of America, N.A.
CDS—Credit Default Swap
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
OTC—Over-the-counter
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
TD—The Toronto-Dominion Bank
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $319,054 and 0.3% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $833,979. The aggregate value of $520,821 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	630	$(5)
(premiums received $0)
Futures contracts outstanding at June 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
34	2 Year U.S. Treasury Notes	Sep. 2023	$6,913,688	$78,265
10	5 Year Euro-Bobl	Sep. 2023	1,262,628	17,271
53	5 Year U.S. Treasury Notes	Sep. 2023	5,675,969	92,004
9	10 Year U.S. Treasury Notes	Sep. 2023	1,010,391	19,721
3	Euro Schatz Index	Sep. 2023	343,237	2,944
				$210,205
Forward foreign currency exchange contracts outstanding at June 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/23	BARC	GBP	1,620	$2,058,469	$2,057,507	$—	$(962)

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/05/23	SSB	EUR	8,432	$9,207,354	$9,202,783	$—	$(4,571)
				$11,265,823	$11,260,290	—	(5,533)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/23	JPM	GBP	602	$745,899	$764,979	$—	$(19,080)
Expiring 07/05/23	SSB	GBP	950	1,192,769	1,206,065	—	(13,296)
Expiring 07/05/23	UAG	GBP	68	84,442	86,463	—	(2,021)
Expiring 08/02/23	BARC	GBP	1,620	2,058,933	2,057,941	992	—
Euro,
Expiring 07/05/23	BOA	EUR	1,391	1,496,576	1,517,750	—	(21,174)
Expiring 07/05/23	BOA	EUR	450	494,407	491,461	2,946	—
Expiring 07/05/23	TD	EUR	6,591	7,108,025	7,193,572	—	(85,547)
Expiring 08/02/23	CITI	EUR	122	133,647	133,714	—	(67)
Expiring 08/02/23	SSB	EUR	8,432	9,220,364	9,216,347	4,017	—
				$22,535,062	$22,668,292	7,955	(141,185)
						$7,955	$(146,718)

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Ares CLO	07/25/23	1.000%(M)	EUR	781	*	$708	$(21)	$729	GSI
Blackrock CLO	07/25/23	1.000%(M)	EUR	630	1.000%	571	(17)	588	GSI
Blackrock CLO	07/25/23	1.000%(M)	EUR	608	*	552	(16)	568	GSI
Blackrock CLO	07/25/23	1.000%(M)	EUR	456	*	414	(12)	426	GSI
Brigade CLO	07/25/23	1.000%(M)	EUR	722	*	655	(20)	675	GSI
CIFC CLO	07/25/23	1.000%(M)	EUR	614	*	557	(17)	574	GSI
CIFC CLO	07/25/23	1.000%(M)	EUR	463	*	420	(13)	433	GSI
Credit Suisse Mortgage Trust	07/25/23	1.250%(M)		185	4.180%	192	(6)	198	GSI
CSAIL Commercial Mortgage Trust	07/25/23	1.250%(M)		277	*	288	(9)	297	GSI
CVC CLO	07/25/23	1.000%(M)	EUR	373	1.000%	338	(10)	348	GSI
CVC CLO	07/25/23	1.000%(M)	EUR	339	*	308	(9)	317	GSI
Eagle Re Ltd.	07/26/23	1.250%(M)		124	*	129	(4)	133	GSI
EMC Mortgage Loan Trust	07/26/23	1.250%(M)		138	*	143	(4)	147	GSI
Federal Home Loan Mortgage Corp.	07/25/23	1.250%(M)		191	*	199	(6)	205	GSI
Genworth Mortgage Insurance Corp.	07/26/23	1.250%(M)		185	*	192	(6)	198	GSI
GS_21-PJA	07/14/23	0.500%(M)		303	*	197	(4)	201	GSI
Home Re Ltd.	07/26/23	1.250%(M)		157	*	163	(5)	168	GSI
Napier Park CLO	07/25/23	1.000%(M)	EUR	460	*	418	(12)	430	GSI
Oaktree CLO Ltd.	07/25/23	1.000%(M)	EUR	385	*	350	(10)	360	GSI
Partners CLO	07/25/23	1.000%(M)	EUR	1,117	*	1,014	(30)	1,044	GSI
Permira CLO	07/25/23	1.000%(M)	EUR	689	*	624	(19)	643	GSI
Radnor Re Ltd.	07/26/23	1.250%(M)		398	7.431%	412	(13)	425	GSI
Radnor Re Ltd.	07/26/23	1.250%(M)		275	19.650%	285	(9)	294	GSI
Rothschild CLO	07/25/23	1.000%(M)	EUR	465	*	421	(13)	434	GSI
Sculptor CLO	07/25/23	1.000%(M)	EUR	375	*	340	(10)	350	GSI
Vericrest Opportunity Loan Trust	07/26/23	0.500%(M)		180	*	75	(2)	77	GSI
Voya CLO	07/25/23	1.000%(M)	EUR	452	*	410	(12)	422	GSI
Woodward Capital Management LLC	07/26/23	0.500%(M)		302	*	125	(4)	129	GSI
						$10,500	$(313)	$10,813
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).